Property, plant & equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment
Note 12. Property, plant & equipment.

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2017	Ps.	5,822	Ps.	19,925	Ps.	41,213	Ps.	19,226	Ps.	15,943	Ps.	4,208	Ps.	645	Ps.	2,074	Ps.	109,056
Additions		110		775		275		758		3,202		5,762		11		176		11,069
Additions from business combinations		5,115		1,691		5,905		482		3,323		820		146		—		17,482
Transfer of completed projects		5		653		2,964		1,968		558		(6,174)		28		(2)		—
Disposals		(115)		(527)		(1,227)		(800)		(193)		—		(3)		(11)		(2,876)
Effects of changes in foreign exchange rates		(1,046)		(1,993)		(2,740)		(1,523)		(1,216)		(747)		(52)		(1,233)		(10,550)
Changes in value on the recognition of inflation effects		518		1,022		2,043		689		(2)		226		—		638		5,134
Capitalization of borrowing costs		—		—		13		—		—		—		—		—		13
Effects of Venezuela (Note 3.3)		(544)		(817)		(1,300)		(717)		(83)		(221)		—		(646)		(4,328)

Cost as of December 31, 2017	Ps.	9,865	Ps.	20,729	Ps.	47,146	Ps.	20,083	Ps.	21,532	Ps.	3,874	Ps.	775	Ps.	996	Ps.	125,000

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2018	Ps.	9,865	Ps.	20,729	Ps.	47,146	Ps.	20,083	Ps.	21,532	Ps.	3,874	Ps.	775	Ps.	996	Ps.	125,000

Additions (1)		31		8		1,356		961		2,888		4,578		—		95		9,917
Additions from business combinations		25		451		1,500		537		393		145		2		41		3,094
Transfer of completed projects		504		304		1,160		1,711		3		(3,722)		20		20		—
Disposals		(50)		(71)		(555)		(615)		(312)		—		(1)		(8)		(1,612)
Disposal of Philippines		(4,654)		(2,371)		(11,621)		(2,415)		(10,116)		(489)		(236)		—		(31,902)
Effects of changes in foreign exchange rates		(388)		(1,089)		(3,072)		(765)		(251)		(321)		(81)		(292)		(6,259)
Changes in value on the recognition of inflation effects		242		814		2,551		466		612		66		—		9		4,760

Cost as of December 31, 2018	Ps.	5,575	Ps.	18,775	Ps.	38,465	Ps.	19,963	Ps.	14,749	Ps.	4,131	Ps.	479	Ps.	861	Ps.	102,998

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2019	Ps.	5,575	Ps.	18,775	Ps.	38,465	Ps.	19,963	Ps.	14,749	Ps.	4,131	Ps.	479	Ps.	861	Ps.	102,998
Additions (1)		4		27		392		816		2,581		6,392		—		112		10,324
Additions from business combinations		142		227		50		(13)		—		—		7		(8)		405
Transfer of completed projects in progress		(253)		508		2,650		1,396		360		(5,004)		343		—		—
Disposals		(1)		(35)		(1,577)		(1,032)		(1,056)		—		(13)		(35)		(3,749)
Effects of changes in foreign exchange rates		(323)		(1,122)		(2,315)		(961)		(833)		(381)		(34)		(130)		(6,099)
Changes in value on the recognition of inflation effects		114		366		1,254		241		352		18		—		—		2,345

Cost as of December 31, 2019	Ps.	5,258	Ps.	18,746	Ps.	38,919	Ps.	20,410	Ps.	16,153	Ps.	5,156	Ps.	782	Ps.	800	Ps.	106,224

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2017	Ps.	—	Ps.	(4,335)	Ps.	(17,918)	Ps.	(10,157)	Ps.	(10,264)	Ps.	—	Ps.	(235)	Ps.	(859)	Ps.	(43,768)
Depreciation for the year		—		(626)		(3,007)		(2,490)		(3,365)		—		(43)		(685)		(10,216)
Disposals		—		12		1,555		729		103		—		2		5		2,406
Effects of changes in foreign exchange rates		—		548		447		1,157		94		—		(54)		940		3,132
Changes in value on the recognition of inflation effects		—		(439)		(1,042)		(553)		(46)		—		—		(233)		(2,313)
Effect of Venezuela		—		481		1,186		626		56		—		—		335		2,684
Impairment Venezuela (Note 3.3)		—		(257)		(841)		—		—		—		—		—		(1,098)

Accumulated depreciation as of December 31, 2017	Ps.	—	Ps.	(4,616)	Ps.	(19,620)	Ps.	(10,688)	Ps.	(13,422)	Ps.	—	Ps.	(330)	Ps.	(497)	Ps.	(49,173)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2018		—	Ps.	(4,616)	Ps.	(19,620)	Ps.	(10,688)	Ps.	(13,422)	Ps.	—	Ps.	(330)	Ps.	(497)	Ps.	(49,173)
Depreciation for the year		—		(445)		(2,880)		(2,086)		(2,827)		—		(35)		(131)		(8,404)
Disposals		—		15		497		579		204		—		1		—		1,296
Philippines disposal		—		700		6,125		2,083		7,225		—		77		—		16,210
Effects of changes in foreign exchange rates		—		154		312		244		631		—		11		143		1,495
Changes in value on the recognition of inflation effects		—		(222)		(1,403)		(338)		(517)		—		—		—		(2,480)

Accumulated depreciation as of December 31, 2018	Ps.	—	Ps.	(4,414)	Ps.	(16,969)	Ps.	(10,206)	Ps.	(8,706)	Ps.	—	Ps.	(276)	Ps.	(485)	Ps.	(41,056)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2019		—	Ps.	(4,414)	Ps.	(16,969)	Ps.	(10,206)	Ps.	(8,706)	Ps.	—	Ps.	(276)	Ps.	(485)	Ps.	(41,056)
Depreciation for the year		—		(386)		(2,862)		(2,211)		(2,734)		—		(108)		(86)		(8,387)
Disposals		—		14		1,049		966		1,079		—		9		28		3,145
Effects of changes in foreign exchange rates		—		223		1,013		583		571		—		12		62		2,464
Changes in value on the recognition of inflation effects		—		(92)		(629)		(164)		(302)		—		(2)		(14)		(1,203)

Accumulated depreciation as of December 31, 2019	Ps.	—	Ps.	(4,655)	Ps.	(18,398)	Ps.	(11,032)	Ps.	(10,092)	Ps.	—	Ps.	(365)	Ps.	(495)	Ps.	(45,037)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
As of December31, 2017	Ps.	9,865	Ps.	16,113	Ps.	27,526	Ps.	9,395	Ps.	8,110	Ps.	3,874	Ps.	445	Ps.	499	Ps.	75,827

As of December31, 2018	Ps.	5,575	Ps.	14,361	Ps.	21,496	Ps.	9,757	Ps.	6,043	Ps.	4,131	Ps.	203	Ps.	376	Ps.	61,942

As of December31, 2019	Ps.	5,258	Ps.	14,091	Ps.	20,521	Ps.	9,378	Ps.	6,061	Ps.	5,156	Ps.	417	Ps.	305	Ps.	61,187

During the year ended December 31, 2017 because the economic and operational conditions worsened in Venezuela, the Company has recognized impairment in the property plant and equipment for an amount of Ps 1,098, such charge has been recorded in other expenses line in the consolidated income statement

(1)	Total includes Ps. 610 and Ps. 415 outstanding payment with suppliers, as of December 31, 2019 and 2018, respectively